Segment Information (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Operating Results of Reportable Segments

	Notes	€ million Beauty & Personal Care	€ million Foods & Refreshment(a)	€ million Home Care	€ million Total
2018
Turnover		20,624	20,227	10,131	50,982
Operating profit		4,130	7,245	1,160	12,535
Non-underlying items	3	378	(3,711)	157	(3,176)

Underlying operating profit		4,508	3,534	1,317	9,359
Share of net profit/(loss) of joint ventures and associates		(1)	183	3	185
Significant non-cash charges:
Within underlying operating profit:
Depreciation and amortisation		510	773	256	1,539
Share-based compensation and other non-cash charges(b)		102	102	46	250
Within non-underlying items:
Impairment and other non-cash charges(c)		122	164	263	549

2017
Turnover		20,697	22,444	10,574	53,715
Operating profit		4,103	3,616	1,138	8,857
Non-underlying items	3	272	121	150	543

Underlying operating profit		4,375	3,737	1,288	9,400
Share of net profit/(loss) of joint ventures and associates		8	143	4	155
Significant non-cash charges:
Within underlying operating profit:
Depreciation and amortisation		488	802	248	1,538
Share-based compensation and other non-cash charges(b)		164	174	79	417
Within non-underlying items:
Impairment and other non-cash charges(c)		80	191	48	319

2016
Turnover		20,172	22,532	10,009	52,713
Operating profit		3,704	3,148	949	7,801
Non-underlying items	3	329	357	137	823

Underlying operating profit		4,033	3,505	1,086	8,624
Share of net profit/(loss) of joint ventures and associates		(5)	131	1	127
Significant non-cash charges:
Within underlying operating profit:
Depreciation and amortisation		437	791	236	1,464
Share-based compensation and other non-cash charges(b)		134	135	86	355
Within non-underlying items:
Impairment and other non-cash charges(c)		74	124	45	243

(a)	Foods & Refreshment is reported together from 2018. For the prior year figures, Foods and Refreshment have been combined to align with the current structure.
(b)	Other non-cash charges within underlying operating profit include movements in provisions from underlying activities, excluding movements arising from non-underlying activities.
(c)

Other non-cash charges within non-underlying items includes movements in restructuring provisions, movements in certain legal provisions (in 2018 and 2017), and foreign exchange losses resulting from remeasurement of the Argentinian business (2016).

Summary of Operating Results by Geographical Areas

The home countries of the Unilever Group are the Netherlands and the United Kingdom. Turnover and non-current assets for these two countries combined, for the United States (being the largest country outside the home countries) and for all other countries are:

	€ million Netherlands/ United Kingdom	€ million United States	€ million Others	€ million Total
2018
Turnover	3,679	8,305	38,998	50,982
Non-current assets(d)	4,070	12,193	24,225	40,488

2017
Turnover	3,849	8,532	41,334	53,715
Non-current assets(d)	3,781	11,820	23,768	39,369

2016
Turnover	3,819	8,263	40,631	52,713
Non-current assets(d)	4,770	11,696	23,358	39,824

(d)	Non-current assets excluding financial assets, deferred tax assets and pension assets for funded schemes in surplus.

Summary of Additional Information by Geographies

The analysis of turnover by geographical area is stated on the basis of origin.

	€ million Asia/ AMET/RUB (e)	€ million The Americas	€ million Europe	€ million Total
2018
Turnover	22,868	16,020	12,094	50,982
Operating profit	4,777	3,586	4,172	12,535
Non-underlying items	(437)	(892)	(1,847)	(3,176)

Underlying operating profit	4,340	2,694	2,325	9,359
Share of net profit/(loss) of joint ventures and associates	—	114	71	185

2017
Turnover	23,266	17,525	12,924	53,715
Operating profit	3,802	3,086	1,969	8,857
Non-underlying items	306	(23)	260	543

Underlying operating profit	4,108	3,063	2,229	9,400
Share of net profit/(loss) of joint ventures and associates	12	112	31	155

2016
Turnover	22,445	17,105	13,163	52,713
Operating profit	3,275	2,504	2,022	7,801
Non-underlying items	254	401	168	823

Underlying operating profit	3,529	2,905	2,190	8,624
Share of net profit/(loss) of joint ventures and associates	(2)	108	21	127

(e)	Refers to Asia, Africa, Middle East, Turkey, Russia, Ukraine and Belarus.